UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-02363
                                          --------------------------------------

                       Cornerstone Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

383 Madison Avenue, New York, NY                                     10179
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                                 Jodi B. Levine
383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:        (212) 272-2889
                                                           ---------------------

Date of fiscal year end:    December 31, 2005
                            ------------------------------

Date of reporting period:     January  1, 2005 -
                              June 30,  2005
                              ----------------------------


      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



================================================================================

DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw           Chairman of the Board of
                              Directors and President
William A. Clark            Director and Vice President
Thomas H. Lenagh            Director
Edwin Meese III             Director
Scott B. Rogers             Director
Andrew A. Strauss           Director
Glenn W. Wilcox, Sr.        Director
Gary A. Bentz               Chief Compliance Officer
Thomas R. Westle            Secretary
Jodi B. Levine              Treasurer

                            STOCK TRANSFER AGENT
INVESTMENT MANAGER          AND REGISTRAR
Cornerstone Advisors, Inc.  American Stock Transfer &
One West Pack Square        Trust Co.
Suite 1650                  59 Maiden Lane
Asheville, NC 28801         New York, NY 10038

                            INDEPENDENT REGISTERED
ADMINISTRATOR               PUBLIC ACCOUNTING FIRM
Bear Stearns Funds          Tait, Weller & Baker
  Management Inc.           1818 Market Street
383 Madison Avenue          Suite 2400
New York, NY 10179          Philadelphia, 19103 PA

CUSTODIAN                   LEGAL COUNSEL
Custodial Trust Company     Blank Rome LLP
101 Carnegie Center         405 Lexington Avenue
Princeton, NJ 08540         New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.






                                      LOGO
                                    AMERICAN
                               STOCK EXCHANGE(r)
                                     LISTED
                                    CRF (tm)






================================================================================

                               CORNERSTONE TOTAL
                               RETURN FUND, INC.






























                                  JUNE 30, 2005

               This update contains the following two documents:
                        o Letter from the Fund's President
                        o Semi-Annual Report to Shareholders

================================================================================

LETTER FROM THE FUND'S PRESIDENT

                                                                   July 29, 2005

Dear Fellow Shareholders:

We present the following semi-annual report for Cornerstone Total Return Fund, Inc. (the "Fund"), covering the six months ended June 30, 2005. At the end of the period, the Fund's net assets were $55.6 million. The Net Asset Value ("NAV") per share was $11.39 and the share price closed at $15.70. After reflecting the reinvestment of monthly distributions (some of which may be classified as a return-of-capital after year-end) totaling $1.06 per share, the Fund achieved a total investment return at market value of (4.43)% for the six months ended June 30, 2005.

CREATING VALUE

The Fund, under the leadership of the Board of Directors, has made substantial progress in creating value for its shareholders. A continuing effort to reduce expenses held the overall expense ratio for the period to an annualized rate of 1.47%. As you are aware, the Fund instituted a monthly distribution policy designed to provide significant flexibility to all of the Fund's shareholders. From shareholder comments, we believe the continuity of these distributions has broad support and has contributed significantly to the Fund's performance.

We hold the belief that, over the long-run, a well-managed, diversified equity portfolio provides the best risk/reward tradeoff for many investors. Long-term equity returns are generally found to be higher than those with fixed-income or balanced programs and favorable tax treatment on capital gains makes the net returns even better for taxable investors. The Fund's distribution policy recognizes that many investors are willing to accept the potentially higher asset volatility in this approach but would prefer that stable distributions were available to them each year to either reinvest or receive cash. Shortly after the end of the year, it is determined what portion of these distributions is attributable to income, capital gains, or return-of-capital. It is important for shareholders to consult their tax advisor on proper recognition of the return-of-capital distributions with regard to the cost basis of their shares.

All shareholders have the option to receive their distributions in cash or shares of the Fund and may change this election whenever they wish. It is the goal of the Fund to have its long-term investment returns exceed the level of distributions, but there is no guarantee that this goal will be met. If the amount of distributions taken in cash exceeds the total investment returns of the Fund, the assets of the Fund will decline. If the total investment return of the Fund exceeds the amount of cash distributions, the assets of the Fund will increase. Shareholders may find that recent changes in the Fund's Dividend Reinvestment Plan make it even more beneficial for them. We encourage you to consider the reinvestment option for your distributions from the Fund.

ECONOMIC AND MARKET SUMMARY

Following its strength in 2004, the pace of growth has lessened and U.S. equity markets were held to modest losses for the first six months of 2005. Business activity has been negatively affected by the significant run-up in oil prices, the less accommodative monetary signals from the Federal Reserve, and the challenging situation in Iraq. On the other hand, inflation remains benign, unemployment declined, and spending by consumers and businesses continued to increase, albeit more slowly than at the end of 2004.

================================================================================

LETTER FROM THE FUND'S PRESIDENT (CONCLUDED)

Therefore, in spite of the pressures, the economy, as measured by the Gross Domestic Product, performed fairly well with a solid 3.8% annual growth rate in the first quarter followed by 3.4% estimate for the second quarter.

Even though short-term interest rates have risen, their slow and steady increase has constricted growth without slamming on the economic brakes. In fact, long-term rates were seemingly unaffected by the short-term rate rise as the 10-year Treasury fell below 4.00% at the end of the period and helped fuel further strength in the homebuilders. Most analysts see at least a pause, if not a finish, to further tightening later this year.

In addition to existing risk factors, China's recent revaluation of its currency represents additional uncertainty. Although the initial moves are modest, they have great potential to change the face of international commerce and relationships.

OUTLOOK

The Fund's portfolio continues to be broadly diversified in the U.S. large-cap equity market and we believe that it is well-positioned to take advantage of the current economic environment. Performance in the Fund's portfolio showed strength in Energy and Utility issues but weakness in most other areas. The Investment Manager attempts to enhance portfolio performance by profiting from temporary and occasional pricing inefficiencies in certain securities. The availability and magnitude of such opportunities are unpredictable and therefore, their effect on possible portfolio out-performance may vary considerably from year to year.

We expect continued strength in the economy and in the prospects for measured growth in the financial markets. The Fund's Board of Directors, its officers, and its Investment Manager realize that the Fund's shareholders have placed their trust in us. We know you have a choice, we appreciate your support, and we look forward to continuing our service to you in the future.

Sincerely,


/s/RALPH W. BRADSHAW
--------------------
Ralph W. Bradshaw
President




IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

THIS LETTER FROM THE FUND'S PRESIDENT IS NOT A PART OF THE SEMI-ANNUAL REPORT TO SHAREHOLDERS THAT FOLLOWS.

================================================================================

================================================================================

                               CORNERSTONE TOTAL
                               RETURN FUND, INC.



























                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005

================================================================================

CONTENTS


Portfolio Summary                                                            1
Summary Schedule of Investments                                              2
Statement of Assets and Liabilities                                          4
Statement of Operations                                                      5
Statement of Changes in Net Assets                                           6
Financial Highlights                                                         7
Notes to Financial Statements                                                8
Results of Annual Meeting of Stockholders                                    11
Description of Dividend Reinvestment Plan                                    12
Investment Management Agreement Approval Disclosure                          14
Proxy Voting and Portfolio Holdings Information                              15
Privacy Policy Notice                                                        15
Summary of General Information                                               16
Shareholder Information                                                      16
















================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.

PORTFOLIO SUMMARY - AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION
                                                                   Percent of
Sector                                                             Net Assets
--------------------------------------------------------------------------------
Financials                                                           19.0
--------------------------------------------------------------------------------
Information Technology                                               14.6
--------------------------------------------------------------------------------
Consumer Discretionary                                               12.6
--------------------------------------------------------------------------------
Healthcare                                                           11.4
--------------------------------------------------------------------------------
Industrials                                                          10.7
--------------------------------------------------------------------------------
Consumer Staples                                                      8.1
--------------------------------------------------------------------------------
Energy                                                                7.4
--------------------------------------------------------------------------------
Closed-End Domestic Funds                                             7.3
--------------------------------------------------------------------------------
Telecommunication Services                                            3.0
--------------------------------------------------------------------------------
Utilities                                                             2.9
--------------------------------------------------------------------------------
Materials                                                             2.3
--------------------------------------------------------------------------------
Other                                                                 0.7
--------------------------------------------------------------------------------




TOP TEN HOLDINGS, BY ISSUER
                                                                      Percent of
    Holding                                      Sector               Net Assets
--------------------------------------------------------------------------------
1.  Exxon Mobil Corp.                            Energy                  3.7
--------------------------------------------------------------------------------
2.  General Electric Co.                       Industrials               3.6
--------------------------------------------------------------------------------
3.  Tri-Continental Corp.                 Closed-End Domestic Funds      3.5
--------------------------------------------------------------------------------
4.  Citigroup Inc.                              Financials               2.4
--------------------------------------------------------------------------------
5.  Microsoft Corp.                         Information Technology       2.3
--------------------------------------------------------------------------------
6.  Johnson & Johnson                           Healthcare               2.1
--------------------------------------------------------------------------------
7.  Pfizer Inc.                                 Healthcare               2.1
--------------------------------------------------------------------------------
8.  American International Group, Inc.          Financials               1.6
--------------------------------------------------------------------------------
9.  Zweig Fund, Inc.                      Closed-End Domestic Funds      1.6
--------------------------------------------------------------------------------
10. Intel Corp.                             Information Technology       1.5
--------------------------------------------------------------------------------





================================================================================


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             No. of
Description                                                  Shares       Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.57%
UNITED STATES - 98.86%
CLOSED-END DOMESTIC FUNDS - 7.29%

Adams Express Co.                                           41,800   $   537,966
Boulder Total Return Fund, Inc.                             18,900       322,056
Dreman/Claymore Dividend & Income Fund                      15,000       284,400
Tri-Continental Corp.                                      109,000     1,941,290
Zweig Fund, Inc.                                           165,900       887,565
Other Closed-End Domestic Funds (a)                                       80,000
                                                                     -----------
                                                                       4,053,277
                                                                     -----------
CONSUMER DISCRETIONARY - 11.93%

Carnival Corp.                                               5,300       289,115
Home Depot, Inc. (The)                                      12,300       478,470
Time Warner Inc. +                                          25,500       426,105
Viacom Inc., non-voting Class B                              9,000       288,180
Wal-Mart Stores, Inc.                                       13,000       626,600
Walt Disney Co. (The)                                       11,700       294,606
Other Consumer Discretionary (a)                                       4,230,719
                                                                     -----------
                                                                       6,633,795
                                                                     -----------
CONSUMER STAPLES - 8.09%

Altria Group, Inc.                                          10,700       691,862
Coca-Cola Co. (The)                                         13,500       563,625
PepsiCo, Inc.                                                7,500       404,475
Procter & Gamble Co. (The)                                  15,000       791,250
Other Consumer Staples (a)                                             2,051,840
                                                                     -----------
                                                                       4,503,052
                                                                     -----------
ENERGY - 7.39%

ChevronTexaco Corp.                                          7,604       425,216
Exxon Mobil Corp.                                           36,000     2,068,920
Other Energy (a)                                                       1,614,599
                                                                     -----------
                                                                       4,108,735
                                                                     -----------
FINANCIALS - 19.00%

Allstate Corp. (The)                                         5,200       310,700
American Express Company                                     6,100       324,703
American International Group, Inc.                          15,331       890,731







                                                             No. of
Description                                                  Shares       Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)

Bank of America Corp.                                       18,240   $   831,926
Citigroup Inc.                                              28,600     1,322,178
Fannie Mae                                                   5,700       332,880
Goldman Sachs Group, Inc. (The)                              3,000       306,060
JPMorgan Chase & Co.                                        12,700       448,564
Morgan Stanley                                               6,200       325,314
Wachovia Corp.                                               8,100       401,760
Wells Fargo & Co.                                            9,000       554,220
Other Financials (a)                                                   4,521,514
                                                                     -----------
                                                                      10,570,550
                                                                     -----------
HEALTHCARE - 11.41%

Amgen Inc. +                                                 8,300       501,818
Johnson & Johnson                                           18,200     1,183,000
Medtronic, Inc.                                              7,100       367,709
Pfizer Inc.                                                 42,460     1,171,047
UnitedHealth Group Inc.                                     10,000       521,400
Wyeth                                                        7,500       333,750
Other Healthcare (a)                                                   2,267,232
                                                                     -----------
                                                                       6,345,956
                                                                     -----------
INDUSTRIALS - 10.67%

General Electric Co.                                        58,000     2,009,700
Other Industrials (a)                                                  3,924,076
                                                                     -----------
                                                                       5,933,776
                                                                     -----------
INFORMATION TECHNOLOGY - 14.63%

Cisco Systems, Inc. +                                       35,000       668,850
Dell Inc. +                                                 13,700       541,287
Hewlett-Packard Co.                                         13,342       313,670
Intel Corp.                                                 32,000       833,920
International Business Machines Corp.                        8,200       608,440
Microsoft Corp.                                             51,300     1,274,292
Motorola, Inc.                                              16,100       293,986
Oracle Corp. +                                              33,600       443,520
Texas Instruments Inc.                                      13,500       378,945
Yahoo! Inc. +                                                8,500       294,525
Other Information Technology (a)                                       2,487,651
                                                                     -----------
                                                                       8,139,086
                                                                     -----------

================================================================================
See accompanying notes to financial statements

2







--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                             No. of
Description                                                  Shares       Value
--------------------------------------------------------------------------------
MATERIALS - 2.26%

Total Materials (a)                                                  $ 1,257,991
                                                                     -----------

REAL ESTATE INVESTMENT TRUSTS - 0.33%

Total Real Estate Investment Trusts (a)                                  181,225
                                                                     -----------

TELECOMMUNICATION SERVICES - 3.00%

SBC Communications Inc.                                     25,600       608,000
Verizon Communications Inc.                                 14,900       514,795
Other Telecommunication Services (a)                                     546,383
                                                                     -----------
                                                                       1,669,178
                                                                     -----------
UTILITIES - 2.86%

TXU Corp.                                                    3,700       307,433
Other Utilities (a)                                                    1,281,593
                                                                     -----------
                                                                       1,589,026
                                                                     -----------
TOTAL UNITED STATES

(cost - $56,445,957)                                                  54,985,647
                                                                     -----------

CZECH REPUBLIC - 0.71%
CONSUMER DISCRETIONARY - 0.71%

Total Consumer Discretionary # (a)                                       396,761
                                                                     -----------
TOTAL CZECH REPUBLIC

(cost - $894,867)                                                        396,761
                                                                     -----------
TOTAL EQUITY SECURITIES

(cost - $57,340,824)                                                  55,382,408
                                                                     -----------


                                                            Principal
                                                              Amount
Description                                                  (000's)     Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.36%
REPURCHASE AGREEMENTS - 2.36%

Bear, Stearns & Co. Inc. *
(Agreement dated 6/30/05
to be repurchased at
$1,315,745) (b)                                             $1,315   $ 1,315,647
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS

(cost - $1,315,647)                                                    1,315,647
                                                                     -----------
TOTAL INVESTMENTS - 101.93%

(cost - $58,656,471)                                                  56,698,055
                                                                     -----------

LIABILITIES IN EXCESS OF
OTHER ASSETS - (1.93)%                                                (1,076,234)
                                                                     -----------

NET ASSETS - 100.00%                                                 $55,621,821
                                                                     ===========

-------
+    Non-income producing security.
# Securities are fair valued in accordance with procedures established by the Board of Directors.
* Includes investment purchased with cash collateral received for securities on loan.
(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2005.
(b) At June 30, 2005, the maturity date for all repurchase agreements held was 07/01/05, with interest rates ranging from 1.687% to 3.375% and collateralized by $1,358,935 in U.S. Treasury STRIPS.

At June 30, 2005, the Fund held 0.71% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,867 and a fair value of $396,761.









================================================================================
                                 See accompanying notes to financial statements.
                                                                               3



--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments, at value (Cost $58,656,471)                           $ 56,698,055
Receivables:
  Investments sold                                                      173,189
  Dividends                                                              63,021
  Interest                                                                1,058
Prepaid expenses                                                          7,355
                                                                   ------------
Total Assets                                                         56,942,678
                                                                   ------------

LIABILITIES

Payables:
  Upon return of securities loaned                                    1,162,781
  Investment management fees                                             46,477
  Directors' fees                                                        11,827
  Other accrued expenses                                                 99,772
                                                                   ------------
Total Liabilities                                                     1,320,857
                                                                   ------------

NET ASSETS (applicable to 4,882,336 shares
  of common stock outstanding)                                     $ 55,621,821
                                                                   ============

NET ASSET VALUE PER SHARE ($55,621,821 / 4,882,336)                $      11.39
                                                                   ============

NET ASSETS CONSISTS OF

Capital stock, $0.01 par value; 4,882,336
   shares issued and outstanding
  (15,000,000 shares authorized)                                   $     48,823
Paid-in capital                                                      77,939,733
Distributions in excess of net investment income                     (4,966,453)
Accumulated net realized loss on investments                        (15,441,866)
Net unrealized depreciation in value of investments                  (1,958,416)
                                                                   ------------
Net assets applicable to shares outstanding                        $ 55,621,821
                                                                   ============







================================================================================
See accompanying notes to financial statements
 4


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME

Income:
  Dividends                                                         $   554,849
  Interest                                                               11,100
                                                                    -----------
  Total Investment Income                                               565,949
                                                                    -----------

Expenses:
  Investment management fees                                            286,843
  Administration fees                                                    28,684
  Directors' fees                                                        26,531
  Legal and audit fees                                                   23,580
  Printing                                                               19,681
  Accounting fees                                                        17,051
  Transfer agent fees                                                    16,343
  Custodian fees                                                          5,949
  Stock exchange listing fees                                             3,902
  Insurance                                                               2,881
  Miscellaneous                                                           4,238
                                                                    -----------
  Total Expenses                                                        435,683
  Less: Management fee waivers                                             (854)
  Less: Fees paid indirectly                                             (5,949)
                                                                    -----------
    Net Expenses                                                        428,880
                                                                    -----------
Net Investment Income                                                   137,069
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investments                                     (456,884)
Net change in unrealized depreciation in value of investments        (1,295,518)
                                                                    -----------
Net realized and unrealized loss on investments                      (1,752,402)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,615,333)
                                                                    ===========











================================================================================
                                  See accompanying notes to financial statements
                                                                               5



--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      For the Six Months
                                                            Ended        For the Year
                                                        June 30, 2005        Ended
                                                         (unaudited)   December 31, 2004
                                                         -----------   -----------------

DECREASE IN NET ASSETS

Operations:
  Net investment income                                 $    137,069    $    462,154
  Net realized loss from investments                        (456,884)       (428,172)
  Net change in unrealized depreciation
    in value of investments                               (1,295,518)      4,649,941
                                                        ------------    ------------
    Net increase/(decrease) in net assets
        resulting from operations                         (1,615,333)      4,683,923
                                                        ------------    ------------

Dividends and distributions to shareholders:
  Net investment income                                     (137,069)       (462,154)
  Return-of-capital                                       (4,966,453)     (9,584,964)
                                                        ------------    ------------
    Total dividends and distributions to shareholders     (5,103,522)    (10,047,118)
                                                        ------------    ------------

Capital stock transactions:
  Proceeds from 82,505 and 73,202 shares
    newly issued in reinvestment of dividends
    and distributions, respectively                          975,299       1,086,831
                                                        ------------    ------------

Total decrease in net assets                              (5,743,556)     (4,276,364)
                                                        ------------    ------------


NET ASSETS

Beginning of period                                       61,365,377      65,641,741
                                                        ------------    ------------

End of period                                           $ 55,621,821    $ 61,365,377
                                                        ============    ============






================================================================================
See accompanying notes to financial statements
 6



--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                           For the Six
                                           Months Ended
                                          June 30, 2005                  For the Years Ended December 31,
                                                            -----------------------------------------------------------------
                                           (unaudited)         2004           2003          2002           2001          2000
                                           -----------         ----           ----          ----           ----          ----
PER SHARE OPERATING
PERFORMANCE

Net asset value, beginning of period       $  12.78         $   13.89      $  12.89      $  18.30       $  18.28      $ 17.62
                                           --------         ---------      --------      --------       --------      -------
Net investment income                          0.03#             0.10#         0.08#         0.15#          0.52         1.07
Net realized and unrealized gain/(loss)
on investments                                (0.36)             0.87          2.91         (3.57)          0.24         0.63
                                           --------         ---------      --------      --------       --------      -------
Net increase/(decrease) in net
  assets resulting from operations            (0.33)             0.97          2.99         (3.42)          0.76         1.70
                                           --------         ---------      --------      --------       --------      -------
Dividends and distributions to
  shareholders:
Net investment income                         (0.03)            (0.10)        (0.08)        (0.18)         (0.66)       (1.05)
Return-of-capital                             (1.03)            (2.01)        (1.91)        (1.80)         (0.09)        --
                                           --------         ---------      --------      --------       --------      -------
Total dividends and distributions
  to shareholders                             (1.06)            (2.11)        (1.99)        (1.98)         (0.75)       (1.05)
                                           --------         ---------      --------      --------       --------      -------


Capital stock transactions:
Anti-dilutive effect due to
  capital stock repurchased                     --                --            --           0.02           0.01         0.01
Anti-dilutive/(dilutive) effect
  due to shares issued in
  reinvestment of dividends
  and distributions                             --               0.03           --          (0.03)          --           --
                                           --------         ---------      --------      --------       --------      -------
Total capital stock transactions                --               0.03           --          (0.01)          0.01         0.01
                                           --------         ---------      --------      --------       --------      -------

Net asset value, end of period             $  11.39         $   12.78      $  13.89      $  12.89      $   18.30   $    18.28
                                           ========         =========      ========      ========      =========   ==========
Market value, end of period                $  15.70         $   17.95      $  17.95      $  11.35      $   16.29   $   15.875
                                           ========         =========      ========      ========      =========   ==========
Total investment return (a)                   (4.43)%           15.11%        82.96%       (19.30)%         8.91%       19.02%
                                           ========         =========      ========      ========      =========   ==========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)    $ 55,622         $  61,365      $ 65,642      $ 60,151      $  39,547   $   39,640
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)               1.47%(d)          1.41%         1.20%         1.50%          3.01%        1.06%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)            1.50%(d)          1.45%         1.43%         2.07%          3.01%        1.06%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)               1.50%(d)          1.43%         1.23%         1.63%          3.01%        1.06%
Ratio of net investment income to
  average net assets                           0.47%(d)          0.75%         0.65%         1.01%          2.77%         5.97%
Portfolio turnover rate                        3.67%            12.15%         3.62%        86.60%           --          15.87%

------------------------------------------------------------------------------------------------------------------------------

#    Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)  Expenses are net of fees paid indirectly.
(c)  Expenses exclude the reduction for fees paid indirectly.
(d)  Annualized.





================================================================================
                                 See accompanying notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek total return consisting of capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities will be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it will be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value will be the most recent bid, and if there is no bid, the security will be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value will be the mean of the highest bid and lowest ask. If there is only one dealer, then the value will be the mean if bid and ask are available, otherwise the value will be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. At June 30, 2005, the Fund held 0.71% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,867 and a fair value of $396,761. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller could, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.




================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

DISTRIBUTIONS OF INCOME AND GAINS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of it a return-of-capital, necessary to maintain the distribution taxable to shareholders, and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets.

Cornerstone has voluntarily agreed to waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.125% of average net assets calculated monthly. For the six months ended June 30, 2005, Cornerstone earned $286,843 for investment management services, of which it waived $854. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $5,949 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid approximately $12,800 for the six months ended June 30, 2005 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas R. Westle, partner of Blank, serves as secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term investments, were $2,120,359 and $6,105,463, respectively.

NOTE D. SHARE REPURCHASE PROGRAM

As had been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. For the six months ended June 30, 2005, the Fund had no repurchases. No limit has been placed on the number of shares to be purchased by the Fund other than those imposed by federal securities laws.




================================================================================
                                                                               9

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury, effective January 1, 2002.

NOTE E. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers at June 30, 2005 was $1,145,532.

During the six months ended June 30, 2005, the Fund earned $4,083 in securities lending income that is included under the caption INTEREST in the Statement of Operations.

NOTE F. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the year ended December 31, 2004 for the Fund were as follows:

                ORDINARY INCOME           RETURN-OF-CAPITAL
                ---------------           -----------------
                   $462,154                  $9,584,964

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses").

At December 31, 2004, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $14,841,454 of which $12,887,270 expires in 2008, $1,170,157 expires in 2009, $425,706 expires in 2011 and $358,321 expires in
2012.

At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $58,708,100, $6,969,335, $(8,979,380) and $(2,010,045), respectively.




================================================================================
10

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On May 10, 2005, the Annual Meeting of Stockholders of Cornerstone Total Return Fund, Inc. was held and the following matter was voted upon:

    (1) To elect seven Directors until the year 2006 Annual Meeting.

      NAME OF DIRECTORS                   FOR                WITHHOLD
      -----------------                   ---                --------
     Ralph W. Bradshaw                 4,539,599              18,760
     William A. Clark                  4,540,202              18,157
     Thomas H. Lenagh                  4,527,334              31,025
     Edwin Meese III                   4,527,777              30,582
     Scott B. Rogers                   4,531,545              26,814
     Andrew A. Strauss                 4,535,655              22,704
     Glenn W. Wilcox, Sr.              4,539,917              18,442


















================================================================================
11

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Shareholders who have shares registered directly in their own names automatically participate in the Fund's Dividend Reinvestment Plan (the "Plan"), unless and until an election is made to withdraw from the Plan on behalf of such participating shareholders. Shareholders who do not wish to have distributions automatically reinvested should so notify American Stock Transfer & Trust Co. (the "Agent") at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or call (877) 248-6416. Under the Plan, all of the Fund's dividends and other distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Distribution" and collectively, "Distributions"), the Agent, on the shareholders' behalf, will: (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or, (ii) at the sole discretion of the Board of Directors, be authorized to purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at the lower of (i) a price equal to the average closing price of the Fund over the five trading days preceding the payment date of such distribution or (ii) the net asset value of the Fund as last determined prior to such payment date.

Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a Shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any distribution, the shareholder will automatically receive such Distributions in additional Shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distributions payment date. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of each Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the Shareholder's name and held for the account of beneficial owners participating in the Plan.

There will be no charge to participants for reinvesting Distributions other than their share of brokerage commissions as discussed below. The Agent's fees for administering the Plan and handling the reinvestment of Distributions will be paid by the Fund. Each participant's account will be charged a





================================================================================
                                                                              12

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

pro-rata share of brokerage commissions incurred with respect to the Agent's Open Market Purchases in connection with the reinvestment of Distributions.

Brokerage charges for purchasing small amounts of shares for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing shares for all the participants in blocks and pro-rating the lower commission that may be attainable.

The automatic reinvestment of Distributions will not relieve participants of any income tax that may be payable on such Distributions. Participants who receive shares pursuant to the Plan as described above will recognize taxable income in the amount of the fair market value of those shares. In the case of non-U.S. participants whose Distributions are subject to U.S. income tax withholding and in the case of participants subject to 28% federal backup withholding, the Agent will reinvest Distributions after deduction of the amount required to be withheld.

The Fund reserves the right to amend or terminate the Plan by written notice to participants. All correspondence concerning the Plan should be directed to the Agent at the address referred to in the first paragraph of this section.



















================================================================================
13

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of the Cornerstone Total Return Fund, Inc. (the "Fund") considers the approval of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the Agreement occurred at a meeting of the Board held on February 25, 2005.

In determining whether to approve the Agreement, the Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the information requested and provided, and the discussions with management of the Investment Manager, the Board determined that the approval of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment company advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager and its investment process and policies, including the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the current premium of the Fund's market price to its net asset value. The Board also favorably received the Investment Manager's continued commitment to voluntarily waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.125% of average net assets calculated monthly. The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment company advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Investment Manager's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable closed-end funds. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate vote of the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.




================================================================================
                                                                              14
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how the Cornerstone Total Return Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30, 2005 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     o    by calling (212) 272-3550;

     o on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Total Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

     2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.




================================================================================
15

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

The Fund - Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek total return, consisting of capital appreciation and current income by investing primarily all of its assets in equity securities of U.S. and non-U.S. issuers whose securities trade on a U.S. securities exchange or over the counter or as American Depositary Receipts or other forms of depositary receipts which trade in the United States. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CRF"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "Cnrstn TR" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnTtlRtn." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE TOTAL RETURN FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------













================================================================================

                      This page intentionally left blank.

                      CORNERSTONE TOTAL RETURN FUND, INC.

ITEM 2. CODE OF ETHICS.
    This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
    This item is inapplicable to a semi-annual report on Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     This item is inapplicable to a semi-annual report on Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
      This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.



-----------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------
DESCRIPTION                                                NO. OF SHARES     VALUE
-----------------------------------------------------------------------------------

EQUITY SECURITIES - 99.57%
UNITED STATES - 98.86%
CLOSED-END DOMESTIC FUNDS - 7.29%
Adams Express Co.                                             41,800    $    537,966
Boulder Total Return Fund, Inc.                               18,900         322,056
Dreman/Claymore Dividend & Income Fund                        15,000         284,400
General American Investors Company, Inc.                       2,500          80,000
Tri-Continental Corp.                                        109,000       1,941,290
Zweig Fund, Inc. (The)                                       165,900         887,565
                                                                        ------------
                                                                           4,053,277
                                                                        ------------
CONSUMER DISCRETIONARY - 11.93%
Bed Bath & Beyond Inc. +                                       2,500         104,450
Best Buy Co., Inc.                                             2,500         171,375
Carnival Corp.                                                 5,300         289,115
Clear Channel Communications, Inc.                             2,700          83,511
Comcast Corp., Class A +                                       8,508         261,196
Comcast Corp., Special Class A +                               4,500         134,775
Costco Wholesale Corp.                                         2,600         116,532
Dana Corporation                                               2,500          37,525
Delphi Corporation                                             5,100          23,715
Eastman Kodak Co.                                              2,500          67,125
Ford Motor Company                                            15,200         155,648
Fortune Brands, Inc.                                           2,500         222,000
Gap, Inc. (The)                                                6,900         136,275
General Motors Corp.                                           2,500          85,000
Goodyear Tire & Rubber Company (The) +                         2,500          37,250
Harley-Davidson, Inc.                                          2,500         124,000
Harrah's Entertainment, Inc.                                   2,500         180,175
Hilton Hotels Corp.                                            2,500          59,625
Home Depot, Inc. (The)                                        12,300         478,470
J.C. Penney Company, Inc.                                      2,500         131,450
Kohl's Corp. +                                                 2,500         139,775
Lowe's Companies, Inc.                                         3,700         215,414
Mattel, Inc.                                                   4,500          82,350
McDonald's Corp.                                               8,100         224,775
McGraw-Hill Companies, Inc. (The)                              5,000         221,250
Monsanto Co.                                                   1,773         111,469
Office Depot, Inc. +                                           2,500          57,100
Omnicom Group Inc.                                             1,500         119,790
Reebok International Ltd.                                      2,500         104,575
Rockwell Automation, Inc.                                      2,500         121,775
Staples, Inc.                                                  3,150          67,158
Starbucks Corp. +                                              2,500         129,150
Target Corporation                                             4,600         250,286
Time Warner Inc. +                                            25,500         426,105
TJX Companies, Inc. (The)                                      4,000          97,400
Tribune Company                                                2,500          87,950
Univision Communications Inc., Class A +                       2,500          68,875
Viacom Inc., non-voting Class B                                9,000         288,180
Wal-Mart Stores, Inc.                                         13,000         626,600
Walt Disney Co. (The)                                         11,700         294,606
                                                                        ------------
                                                                           6,633,795
                                                                        ------------
CONSUMER STAPLES - 8.09%
Albertson's, Inc.                                              2,500          51,700
Altria Group, Inc.                                            10,700         691,862
Anheuser-Busch Companies, Inc.                                 3,700         169,275
Archer Daniels Midland Company                                 2,500          53,450
Avon Products, Inc.                                            2,500          94,625
Campbell Soup Company                                          3,200          98,464
Coca-Cola Co. (The)                                           13,500         563,625
Coca-Cola Enterprises Inc.                                     2,500          55,025
ConAgra Foods, Inc.                                            2,500          57,900
General Mills, Inc.                                            2,500         116,975
Gillette Company (The)                                         5,100         258,213
H.J. Heinz Co.                                                 2,700          95,634
Kimberly-Clark Corporation                                     2,500         156,475
Kroger Co. (The) +                                             6,600         125,598
PepsiCo, Inc.                                                  7,500         404,475
Procter & Gamble Co. (The)                                    15,000         791,250
Safeway Inc. +                                                 4,900         110,691
Sara Lee Corp.                                                 2,600          51,506
Sysco Corp.                                                    3,500         126,665
Walgreen Co.                                                   5,600         257,544
Wm. Wrigley Jr. Company                                        2,500         172,100
                                                                        ------------
                                                                           4,503,052
                                                                        ------------
ENERGY - 7.39%
Anadarko Petroleum Corp.                                       2,500         205,375
Baker Hughes Inc.                                              2,500         127,900
Burlington Resources, Inc.                                     2,500         138,100
CenterPoint Energy, Inc.                                       5,700          75,297
ChevronTexaco Corp.                                            7,604         425,216
ConocoPhillips                                                 3,338         191,902
Devon Energy Corporation                                       2,500         126,700
Exxon Mobil Corp.                                             36,000       2,068,920
Halliburton Co.                                                2,500         119,550
Occidental Petroleum Corp.                                     2,500         192,325
Schlumberger Ltd.                                              2,500         189,850
Unocal Corp.                                                   2,500         162,625
XTO Energy Inc.                                                2,500          84,975
                                                                        ------------
                                                                           4,108,735
                                                                        ------------
FINANCIALS - 19.00%
Aetna Inc.                                                     2,000         165,640
AFLAC Inc.                                                     4,000         173,120
Allstate Corp. (The)                                           5,200         310,700
American Express Company                                       6,100         324,703
American International Group, Inc.                            15,331         890,731
AmSouth Bancorporation                                         2,500          65,000
Bank of America Corp.                                         18,240         831,926
Bank of New York Co., Inc. (The)                               5,900         169,802
BB&T Corporation                                               2,000          79,940
Capital One Financial Corporation                              1,000          80,010
Charles Schwab Corporation (The)                               8,200          92,496
Cincinnati Financial Corporation                               2,500          98,900
Citigroup Inc.                                                28,600       1,322,178
Countrywide Financial Corporation                              3,500         135,135
Fannie Mae                                                     5,700         332,880
Fifth Third Bancorp                                            2,500         103,025
Fiserv, Inc. +                                                 2,500         107,375
Freddie Mac                                                    3,300         215,259
Goldman Sachs Group, Inc. (The)                                3,000         306,060
Hartford Financial Services Group, Inc. (The)                  1,600         119,648
JPMorgan Chase & Co.                                          12,700         448,564
KeyCorp                                                        2,500          82,875
Lehman Brothers Holding Inc.                                   2,500         248,200
M&T Bank Corporation                                           2,500         262,900
Marsh & McLennan Companies, Inc.                               4,600         127,420
MBNA Corp.                                                     7,550         197,508
Mellon Financial Corporation                                   2,300          65,987
Merrill Lynch & Co., Inc.                                      1,100          60,511
MetLife, Inc.                                                  6,000         269,640
Moody's Corporation                                            2,000          89,920
Morgan Stanley                                                 6,200         325,314
North Fork Bancorporation, Inc.                                2,500          70,225
Northern Trust Corp.                                           1,100          50,149
PNC Financial Services Group, Inc.                             1,400          76,244
Progressive Corporaton (The)                                   2,500         247,025
Providian Financial Corporation. +                             2,500          44,075
Prudential Financial, Inc.                                     2,500         164,150
SLM Corporation                                                2,500         127,000
St. Paul Travelers Companies, Inc. (The)                       2,292          90,603
State Street Corp.                                             1,600          77,200
SunTrust Banks, Inc.                                           1,500         108,360
U.S. Bancorp                                                   9,700         283,240
Wachovia Corp.                                                 8,100         401,760
Washington Mutual, Inc.                                        4,250         172,932
Wells Fargo & Co.                                              9,000         554,220
                                                                        ------------
                                                                          10,570,550
                                                                        ------------
HEALTHCARE - 11.41%
Amgen Inc. +                                                   8,300         501,818
Becton, Dickinson & Co.                                        2,500         131,175
Biogen Idec Inc.                                               2,500          86,125
Biomet, Inc.                                                   2,500          86,600
Boston Scientific Corp. +                                      5,000         135,000
Bristol-Myers Squibb Co.                                       9,600         239,808
Caremark Rx, Inc. +                                            2,500         111,300
Eli Lilly & Co.                                                4,100         228,411
Genzyme Corporation +                                          1,500          90,135
Health Management Associates, Inc., Class A                    2,500          65,450
Johnson & Johnson                                             18,200       1,183,000
Laboratory Corporation of America Holdings +                   2,500         124,750
McKesson Corp.                                                 2,500         111,975
Medco Health Solutions, Inc. +                                 1,531          81,694
Medtronic, Inc.                                                7,100         367,709
Merck & Co. Inc.                                               8,700         267,960
Pfizer Inc.                                                   42,460       1,171,047
Schering-Plough Corp.                                          8,400         160,104
Stryker Corporation                                            2,000          95,120
Tenet Healthcare Corp. +                                       5,000          61,200
United Health Group Inc.                                      10,000         521,400
Wyeth                                                          7,500         333,750
Zimmer Holdings, Inc. +                                        2,500         190,425
                                                                        ------------
                                                                           6,345,956
                                                                        ------------
INDUSTRIALS - 10.67%
3M Co.                                                         2,500         180,750
Apollo Group, Inc., Class A +                                  1,000          78,220
Boeing Company (The)                                           3,900         257,400
Burlington Northern Sante Fe Corporation                       2,000          94,160
Caterpillar Inc.                                               2,500         238,275
Cendant Corp.                                                  7,100         158,827
CSX Corp.                                                      2,500         106,650
Danaher Corp.                                                  2,500         130,850
Deere & Coompany                                               2,500         163,725
Dover Corporation                                              1,000          36,380
Emerson Electric Co.                                           2,000         125,260
FedEx Corp.                                                    2,500         202,525
General Dynamics Corp.                                         2,500         273,850
General Electric Co.                                          58,000       2,009,700
Honeywell International Inc.                                   3,300         120,879
Illinois Tool Works Inc.                                       2,500         199,200
Lockheed Martin Corp.                                          2,500         162,175
Norfolk Southern Corporation                                   2,500          77,400
Paychex, Inc.                                                  2,500          81,350
Raytheon Company                                               2,500          97,800
Southwest Airlines Co.                                         6,100          84,973
Transocean Inc. +                                              2,500         134,925
Tyco International Ltd.                                        9,100         265,720
United Parcel Service, Inc., Class B                           4,000         276,640
United Technologies Corp.                                      4,400         225,940
Waste Management, Inc.                                         5,300         150,202
                                                                        ------------
                                                                           5,933,776
                                                                        ------------
INFORMATION TECHNOLOGY - 14.63%
Adobe Systems Inc.                                             2,500          71,550
Agere Systems, Inc. +                                              7              84
Agilent Technologies, Inc. +                                   5,000         115,100
Analog Devices, Inc.                                           2,500          93,275
Apple Computer, Inc. +                                         5,000         184,050
Applied Materials, Inc.                                       13,400         216,812
Autodesk, Inc.                                                 2,500          85,925
Cisco Systems, Inc. +                                         35,000         668,850
Computer Associates International, Inc.                        2,700          74,196
Corning Inc. +                                                 7,500         124,650
Dell Inc. +                                                   13,700         541,287
eBay, Inc. +                                                   7,000         231,070
Electronic Data Systems Corp.                                  7,500         144,375
EMC Corp. +                                                    8,000         109,680
First Data Corporation                                         4,325         173,606
Freescale Semiconductor Inc., Class B +                        1,777          37,637
Hewlett-Packard Co.                                           13,342         313,670
Intel Corp.                                                   32,000         833,920
International Business Machines Corp.                          8,200         608,440
Maxim Integrated Products, Inc.                                2,500          95,525
Micron Technology, Inc. +                                      5,500          56,155
Microsoft Corp.                                               51,300       1,274,292
Motorola, Inc.                                                16,100         293,986
Network Appliance, Inc. +                                      2,500          70,675
Oracle Corp. +                                                33,600         443,520
PerkinElmer, Inc.                                              1,500          28,350
QUALCOMM Inc.                                                  6,800         224,468
Siebel Systems, Inc.                                           5,000          44,500
Solectron Corp. +                                              5,700          21,603
Symantec Corp. +                                               5,000         108,700
Texas Instruments Inc.                                        13,500         378,945
Waters Corporation +                                           2,500          92,925
Xerox Corporation +                                            6,000          82,740
Yahoo! Inc. +                                                  8,500         294,525
                                                                        ------------
                                                                           8,139,086
                                                                        ------------
MATERIALS - 2.26%
Air Products & Chemicals, Inc.                                 2,500         150,750
Alcoa Inc.                                                     4,300         112,359
Dow Chemical Co. (The)                                         4,700         209,291
E.I. du Pont de Nemours & Co.                                  5,800         249,458
International Paper Co.                                        4,800         145,008
Newmont Mining Corporation                                     2,500          97,575
Nucor Corp.                                                    2,500         114,050
Rohm & Haas Co.                                                2,500         115,850
Weyerhaeuser Co.                                               1,000          63,650
                                                                        ------------
                                                                           1,257,991
                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS - 0.33%
Simon Property Group, Inc.                                     2,500         181,225
                                                                        ------------

TELECOMMUNICATIONS SERVICES - 3.00%
AT&T Corp.                                                     5,260         100,150
BellSouth Corporation                                          5,200         138,164
Lucent Technologies Inc. +                                    15,000          43,650
Nextel Communications, Inc., Class A +                         5,000         161,550
SBC Communications Inc.                                       25,600         608,000
Sprint Corp.                                                   4,100         102,869
Verizon Communications Inc.                                   14,900         514,795
                                                                        ------------
                                                                           1,669,178
                                                                        ------------
UTILITIES - 2.86%
American Electric Power Co., Inc.                              5,500         202,785
Dominion Resources, Inc.                                       2,000         146,780
Duke Energy Corp.                                              6,600         196,218
Exelon Corp.                                                   2,500         128,325
FirstEnergy Corp.                                              2,500         120,275
Scottish Power plc, ADR                                        4,000         142,400
Sempra Energy                                                  2,500         103,275
Southern Co. (The)                                             2,500          86,675
TXU Corp.                                                      3,700         307,433
Williams Companies, Inc. (The)                                 2,500          47,500
Xcel Energy, Inc.                                              5,500         107,360
                                                                        ------------
                                                                           1,589,026
                                                                        ------------
TOTAL UNITED STATES                                                       54,985,647
                                                                        ------------
(cost - $56,445,957)

CZECH REPUBLIC - 0.71%
CONSUMER DISCRETIONARY - 0.71%
Bonton a.s + # ^                                              68,590           7,794
Bonton Book a.s + #                                           68,590          62,353
Bonton Discs a.s. + # ^                                       68,590              39
Bonton Film Entertainment a.s. + #                            68,590         227,979
Bonton Music a.s. + #                                         68,590          59,625
Bonton Pictures a.s. + #                                      68,590          38,971
                                                                        ------------
                                                                             396,761
                                                                        ------------
TOTAL CZECH REPUBLIC                                                         396,761
(cost - $894,867)
                                                                        ------------
TOTAL EQUITY SECURITIES                                                   55,382,408
(cost - $57,340,824)
                                                                        ------------


                                                            PRINCIPAL
                                                          AMOUNT (000'S)
SHORT-TERM INVESTMENTS - 2.36%
REPURCHASE AGREEMENTS - 2.36%
Bear, Stearns & Co. Inc. * **                             $     673          673,475
(Agreement dated 6/30/05 to be repurchased
at $673,538), 3.375%, 07/01/05, collateralized
by $694,274 in U.S. Treasury STRIPS
Bear, Stearns & Co. Inc. * **                                   489          489,306
(Agreement dated 6/30/05 to be repurchased
at $489,329), 1.6875%, 07/01/05,
collateralized by $506,722 in U.S. Treasury
STRIPS
Bear, Stearns & Co. Inc.                                        153          152,866
                                                                        ------------
(Agreement dated 6/30/05 to be repurchased
at $152,878), 2.80%, 07/01/05, collateralized
by $157,939 in U.S. Treasury STRIPS




TOTAL SHORT-TERM INVESTMENTS                                               1,315,647
(cost - $1,315,647)
                                                                        ------------
TOTAL INVESTMENTS - 101.93%                                               56,698,055
(cost - $58,656,471)
                                                                        ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.93)%                           (1,076,234)
                                                                        ------------
NET ASSETS - 100.00%                                                    $ 55,621,821
                                                                        ============

--------------
+    Non-income producing security.
# Securities are fair valued in accordance with procedures established by the Board of Directors.
* Stated interest rate, before rebate earned by borrower of securities on loan.
** Represents investment purchased with collateral received for securities on loan.
ADR  American Depositary Receipts
^ In July 2005, 68,590 shares of Bonton Discs a.s. were exchanged to Bonton a.s.

At June 30, 2005, the Fund held 0.71% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,867 and a fair value of $396,761.

See accompanying notes to financial statements.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
      This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANIES AND AFFILIATED PURCHASERS.

    Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated April 27, 2005.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) At a date within 90 days from the filing date of this report, the principal executive officer and the principal financial officer concluded that that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3 (b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2)The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

    (a)(3) Not applicable.

    (b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cornerstone Total Return Fund, Inc.

By:/S/ RALPH W. BRADSHAW
------------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  September 8, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Total Return Fund, Inc.

By:/S/ RALPH W. BRADSHAW
-------------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  September 8, 2005



By:/S/ JODI B. LEVINE
---------------------
Name:  Jodi B. Levine
Title: Principal Financial Officer
Date:  September 8, 2005